N-4	May 08, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	May 08, 2026
Amendment Flag	false
Nationwide Destination All American Gold (2.0)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4

Nationwide Destination All American Gold (2.0) | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
Nationwide Destination Navigator NY (2.0)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4

Nationwide Destination Navigator NY (2.0) | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
Nationwide Destination Navigator (2.0)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4

Nationwide Destination Navigator (2.0) | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
The Best of America IV
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4

The Best of America IV | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
Nationwide Destination B NY (2.0)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4

Nationwide Destination B NY (2.0) | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
Nationwide Destination B (2.0)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4

Nationwide Destination B (2.0) | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4